Note 5 - Inventory (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2010
Inventory Disclosure [Abstract]
Inventory Write-down	$ 369,586	$ 948,000
Write Off of Obsolete Inventory	$ 214,000
Write-off of Obsolete Inventory as Percentage of Revenue	103.50%